Notes Payable	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Notes Payable

NOTE 7 – NOTES PAYABLE

Notes payable consisted of the following as of:

	June 30, 2019	December 31, 2018
	(Unaudited)
Inventory financing. On January 11, 2019, the Company entered into a $1,000,000 revolving inventory financing facility with a lender that is also a current stockholder that beneficially owns more than 5% of the Company’s common stock. Use of proceeds from this facility is limited to the purchase of inventory, including raw materials, intermediates, and finished goods, unless otherwise waived by the lender. This facility accrues interest at the rate of 12% per annum, is unsecured, and matures in three years from origination. This facility requires monthly interest payments.	$1,000,000	$-

Promissory note. On May 20, 2019, the Company entered into a $400,000 promissory note with a lender that is also a current stockholder that beneficially owns more than 5% of the Company’s common stock. This note accrues interest at the rate of 12% per annum, is unsecured, and matures on August 20, 2019. All principal and accrued interest is due on the maturity date.	400,000	-

Convertible note. On April 18, 2019, the Company issued a convertible note payable in the amount $150,000. This note accrues interest at 10% per annum and matures on December 31, 2019. This note and accrued interest may convert into shares of common stock at $0.12 per share any time at the holder’s option or automatically upon maturity provided the 20-day volume weighted average price per share of the Company’s common stock upon maturity is at least $0.12 per share. This note was also issued with a detachable warrant to purchase 500,000 shares of stock at $0.20 per share. The valuation of the conversion feature and detachable warrants resulted in the recognition of an $83,300 aggregate discount on this note.	150,000	-

Total notes payable	$1,550,000	-

Less amortized discount	(73,841)	-

Total notes payable, net	1,476,159	-

Less current portion	(476,159)	-

Long term notes payable	$1,000,000	-

Discount

The Convertible Note was issued with a detachable warrant to purchase 500,000 shares of stock at $0.20 per share. The valuation of the conversion feature and detachable warrants resulted in the recognition of a $33,300 discount on this note at the date of issuance.

The Convertible Note is convertible into shares of common stock at $0.12 per share for a maximum amount of 1,250,000 shares. This conversion feature is accounted for as an embedded derivative (see Note 8) and resulted in the recognition of a $50,000 discount on this note at the date of issuance.

Total discounts of $83,300 are amortized using the interest method, which resulted in amortization recorded as interest expense of $9,459 for the three and six-months ended June 30, 2019.

Interest expense

The Company incurred interest charges of $38,528 and $58,501 during the three and six-months ended June 30, 2019, respectively, on these notes payable of which $18,474 was accrued and payable as of June 30, 2019.

Maturities

Future maturities of notes payable are as follows as of June 30, 2019:

2019	$550,000
2020	-
2021	-
2022	1,000,000
$1,550,000